SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES (Details) - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value		$ 6,818	$ 5,760
Marketable Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value		6,818	5,760
Marketable Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
Marketable Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
US Treasury Securities [Member] | Cash Equivalents [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value			1,247
US Treasury Securities [Member] | Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value			1,247
US Treasury Securities [Member] | Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
US Treasury Securities [Member] | Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
US Treasury Securities [Member] | Marketable Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value		6,220	3,761
US Treasury Securities [Member] | Marketable Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value		6,220	3,761
US Treasury Securities [Member] | Marketable Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
US Treasury Securities [Member] | Marketable Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
Money Market Funds [Member] | Cash Equivalents [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value	[1]
Money Market Funds [Member] | Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value	[1]
Money Market Funds [Member] | Marketable Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value		598	1,999	1,999
Money Market Funds [Member] | Marketable Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value		598	1,999	1,999
Money Market Funds [Member] | Marketable Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
Money Market Funds [Member] | Marketable Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value

[1]	Reclassified